Annual Operating Expenses {- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Initial, Service, Service 2 PRO-12 - Overseas Portfolio	Apr. 30, 2022
VIP Overseas Portfolio-Initial VIP
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.77%
VIP Overseas Portfolio-Service VIP
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.12%
Total annual operating expenses	0.87%
VIP Overseas Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual operating expenses	1.02%